Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Schedule of components of trade and other receivables
	2025	2024
	US $ in millions

Non-current other receivables (*)	137.0	61.0

Current trade and other receivables

Trade receivables	501.8	765.2

Other receivables
Insurance recoveries (see also Note 16)	40.1	36.6
Government institutions	25.1	23.6
Prepaid expenses	22.5	25.1
Other receivables (*)	86.5	83.1
	174.2	168.4

	676.0	933.6

(*) As at December 31, 2025, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.